SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
PropertyAndEquipmentNetLineItems [Line Items]
Property and equipment, gross		$ 876	$ 838
Less: accumulated depreciation		(505)	(327)
Property and equipment, net	$ 608	371	511
Tools Machinery and Other Equipment [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Property and equipment, gross		308	305
Computer Equipment [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Property and equipment, gross		190	155
Furniture and Fixtures [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Property and equipment, gross		132	132
Office Equipment [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Property and equipment, gross		103	103
Leasehold Improvements [Member]
PropertyAndEquipmentNetLineItems [Line Items]
Property and equipment, gross		$ 143	$ 143